Underwriting Information - Gross Written Premiums by Product (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross written premiums
Amount	$ 58,346	$ 37,342	$ 112,377	$ 71,354	$ 154,891	$ 120,234	$ 82,287
% of GWP	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Residential Earthquake
Gross written premiums
Amount	$ 29,987	$ 19,872	$ 59,294	$ 36,624	$ 81,679	$ 57,328	$ 32,662
% of GWP	51.40%	53.20%	52.80%	51.40%	52.70%	47.70%	39.70%
Specialty Homeowners
Gross written premiums
Amount	$ 8,646	$ 7,579	$ 16,426	$ 14,215	$ 27,680	$ 26,516	$ 24,389
% of GWP	14.80%	20.30%	14.60%	19.90%	17.90%	22.00%	29.60%
Commercial Earthquake
Gross written premiums
Amount	$ 7,288	$ 2,982	$ 14,852	$ 6,049	$ 20,946	$ 23,079	$ 20,580
% of GWP	12.50%	8.00%	13.20%	8.50%	13.50%	19.20%	25.00%
Commercial All Risk
Gross written premiums
Amount	$ 8,085	$ 4,382	$ 14,618	$ 10,080	$ 14,338	$ 7,321	$ 1,784
% of GWP	13.80%	11.70%	13.00%	14.10%	9.30%	6.10%	2.20%
Hawaii Hurricane
Gross written premiums
Amount	$ 2,675	$ 2,012	$ 4,750	$ 3,516	$ 8,128	$ 5,323	$ 2,872
% of GWP	4.60%	5.40%	4.20%	4.90%	5.20%	4.40%	3.50%
Flood
Gross written premiums
Amount	$ 1,271	$ 515	$ 2,043	$ 870	$ 2,120	$ 667
% of GWP	2.20%	1.40%	1.80%	1.20%	1.40%	0.60%